Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000064281_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000064281_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000064281_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.44%
C000047982_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000047982_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000047982_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.44%
C000014851_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000014851_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.27%
C000014851_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.00%
C000177514_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000177514_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000177514_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.84%
C000047984_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000047984_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000047984_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.44%
C000014856_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000014856_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000014856_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.44%
C000064278_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000064278_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.27%
C000064278_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.00%
C000014852_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000014852_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.27%
C000014852_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.00%
C000014853_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000014853_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.27%
C000014853_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.00%
C000064279_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000064279_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.27%
C000064279_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.00%
C000047983_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000047983_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000047983_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.44%
C000047980_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000047980_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000047980_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.44%
C000014854_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000014854_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000014854_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.44%
C000064281_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064281_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000064281_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,024
C000064281_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,320
C000064281_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 12,382
C000064281_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 11,873
C000064281_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 12,993
C000064281_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 12,170
C000064281_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 20,190
C000064281_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 18,851
C000064281_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 19,036
C000064281_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,958	$ 24,958	$ 24,958	$ 24,958	$ 24,958
C000064281_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Value Index
C000064281_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064281_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,047
C000064281_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,834
C000064281_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,689
C000064281_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,710
C000064281_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,990
C000064281_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,020
C000064281_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,347
C000064281_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,379
C000064281_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,759
C000064281_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,463	22,463	22,463	22,463	$ 22,463
C000064281_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000064281_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064281_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,449
C000064281_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,892
C000064281_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,504
C000064281_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,395
C000064281_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,337
C000064281_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,995
C000064281_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,894
C000064281_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,617
C000064281_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,429
C000064281_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298
C000064281_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.11%
C000064281_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.95%
C000064281_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.58%
C000064281_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.03%
C000064281_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000064281_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.43%
C000047982_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000047982_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047982_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,336
C000047982_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,482
C000047982_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,643
C000047982_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,761
C000047982_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,119
C000047982_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,448
C000047982_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,308
C000047982_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,380
C000047982_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,874
C000047982_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,781	$ 24,781	24,781	$ 24,781	$ 24,781
C000047982_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000047982_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047982_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,034
C000047982_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,446
C000047982_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,355
C000047982_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,603
C000047982_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,270
C000047982_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,251
C000047982_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,490
C000047982_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,506
C000047982_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,006
C000047982_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,460	21,460	21,460	21,460	$ 21,460
C000047982_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000047982_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047982_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,449
C000047982_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,892
C000047982_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,504
C000047982_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,395
C000047982_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,337
C000047982_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,995
C000047982_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,894
C000047982_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,617
C000047982_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,429
C000047982_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298
C000047982_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.62%
C000047982_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.57%
C000047982_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.50%
C000047982_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.62%
C000047982_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.57%
C000047982_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.50%
C000047982_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.07%
C000047982_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.50%
C000047982_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.94%
C000014851_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Capital Appreciation Fund
C000014851_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014851_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,350
C000014851_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,034
C000014851_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,636
C000014851_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,511
C000014851_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,164
C000014851_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,914
C000014851_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,483
C000014851_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,150
C000014851_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,482
C000014851_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,662	$ 33,662	33,662	$ 33,662	$ 33,662
C000014851_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000014851_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014851_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,520
C000014851_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,994
C000014851_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,593
C000014851_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,591
C000014851_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,681
C000014851_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,301
C000014851_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,155
C000014851_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,334
C000014851_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,599
C000014851_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,950	$ 33,950	$ 33,950	$ 33,950	$ 33,950
C000014851_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	43.35%
C000014851_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.29%
C000014851_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.91%
C000177514_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000177514_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000177514_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,929
C000177514_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,167
C000177514_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,512
C000177514_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,960
C000177514_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,251
C000177514_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,886
C000177514_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,491	$ 16,491	$ 16,491	$ 16,491	16,491
C000177514_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000177514_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000177514_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,149
C000177514_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,356
C000177514_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,913
C000177514_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,896
C000177514_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,940
C000177514_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,614
C000177514_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,362	13,362	$ 13,362	13,362	13,362
C000177514_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000177514_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000177514_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,422
C000177514_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,175
C000177514_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,818
C000177514_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,220
C000177514_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,902
C000177514_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,284
C000177514_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,816	$ 19,816	$ 19,816	19,816	$ 19,816
C000177514_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	39.19%
C000177514_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.90%
C000177514_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.32%
C000177514_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.07%
C000177514_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.50%
C000177514_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.81%
C000047984_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000047984_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047984_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,452
C000047984_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,719
C000047984_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,074
C000047984_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,338
C000047984_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,921
C000047984_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,442
C000047984_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								24,094
C000047984_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,065
C000047984_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,563
C000047984_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 27,194	$ 27,194	27,194	27,194	$ 27,194
C000047984_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000047984_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047984_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,034
C000047984_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,446
C000047984_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,355
C000047984_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,603
C000047984_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,270
C000047984_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,251
C000047984_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,490
C000047984_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,506
C000047984_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,006
C000047984_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,460	21,460	21,460	21,460	$ 21,460
C000047984_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000047984_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047984_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,449
C000047984_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,892
C000047984_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,504
C000047984_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,395
C000047984_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,337
C000047984_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,995
C000047984_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,894
C000047984_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,617
C000047984_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,429
C000047984_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298
C000047984_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	39.01%
C000047984_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.75%
C000047984_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.52%
C000047984_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.07%
C000047984_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.50%
C000047984_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.94%
C000014856_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Value Fund
C000014856_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014856_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,012
C000014856_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,297
C000014856_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,341
C000014856_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,830
C000014856_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,931
C000014856_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,088
C000014856_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,055
C000014856_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,692
C000014856_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,872
C000014856_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,714	$ 24,714	24,714	$ 24,714	$ 24,714
C000014856_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Value Index
C000014856_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014856_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,047
C000014856_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,834
C000014856_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,689
C000014856_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,710
C000014856_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,990
C000014856_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,020
C000014856_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,347
C000014856_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,379
C000014856_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,759
C000014856_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,463	22,463	22,463	22,463	$ 22,463
C000014856_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000014856_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014856_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,449
C000014856_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,892
C000014856_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,504
C000014856_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,395
C000014856_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,337
C000014856_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,995
C000014856_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,894
C000014856_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,617
C000014856_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,429
C000014856_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298
C000014856_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.95%
C000014856_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.83%
C000014856_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.47%
C000014856_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.03%
C000014856_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000014856_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.43%
C000064278_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064278_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064278_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,362
C000064278_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,059
C000064278_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,678
C000064278_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,569
C000064278_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,242
C000064278_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,030
C000064278_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,665
C000064278_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,312
C000064278_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,684
C000064278_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,977	$ 33,977	33,977	$ 33,977	$ 33,977
C000064278_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000064278_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064278_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,520
C000064278_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,994
C000064278_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,593
C000064278_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,591
C000064278_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,681
C000064278_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,301
C000064278_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,155
C000064278_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,334
C000064278_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,599
C000064278_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,950	$ 33,950	33,950	$ 33,950	$ 33,950
C000064278_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	43.46%
C000064278_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.39%
C000064278_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.01%
C000014852_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Disciplined Equity Fund
C000014852_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014852_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,466
C000014852_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,482
C000014852_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,842
C000014852_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,147
C000014852_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,725
C000014852_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,952
C000014852_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,735
C000014852_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,118
C000014852_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						21,879
C000014852_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 30,526	$ 30,526	30,526	$ 30,526	$ 30,526
C000014852_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000014852_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014852_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,520
C000014852_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,994
C000014852_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,593
C000014852_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,591
C000014852_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,681
C000014852_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,301
C000014852_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,155
C000014852_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,334
C000014852_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,599
C000014852_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,950	$ 33,950	33,950	$ 33,950	$ 33,950
C000014852_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	39.52%
C000014852_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.70%
C000014852_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.81%
C000014853_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Focused Stock Fund
C000014853_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014853_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,133
C000014853_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,468
C000014853_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,333
C000014853_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,239
C000014853_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,533
C000014853_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									22,189
C000014853_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								31,690
C000014853_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							24,042
C000014853_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,841
C000014853_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 41,054	$ 41,054	41,054	$ 41,054	$ 41,054
C000014853_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000014853_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014853_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,520
C000014853_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,994
C000014853_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,593
C000014853_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,591
C000014853_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,681
C000014853_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,301
C000014853_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,155
C000014853_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,334
C000014853_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,599
C000014853_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,950	$ 33,950	33,950	$ 33,950	$ 33,950
C000014853_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	52.96%
C000014853_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.55%
C000014853_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.17%
C000064279_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064279_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064279_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,478
C000064279_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,505
C000064279_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,885
C000064279_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,204
C000064279_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,804
C000064279_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,060
C000064279_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,911
C000064279_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,265
C000064279_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						22,068
C000064279_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 30,815	$ 30,815	30,815	$ 30,815	$ 30,815
C000064279_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000064279_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064279_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,520
C000064279_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,994
C000064279_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,593
C000064279_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,591
C000064279_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,681
C000064279_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,301
C000064279_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,155
C000064279_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,334
C000064279_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,599
C000064279_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,950	$ 33,950	33,950	$ 33,950	$ 33,950
C000064279_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	39.63%
C000064279_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.79%
C000064279_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.91%
C000047983_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000047983_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,650
C000047983_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,027
C000047983_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,216
C000047983_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,382
C000047983_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,556
C000047983_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,963
C000047983_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,358
C000047983_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,290
C000047983_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,458
C000047983_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,903
C000047983_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,754	$ 24,754	24,754	$ 24,754	$ 24,754
C000047983_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000047983_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047983_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,034
C000047983_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,446
C000047983_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,355
C000047983_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,603
C000047983_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,270
C000047983_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,251
C000047983_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,490
C000047983_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,506
C000047983_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,006
C000047983_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,460	21,460	21,460	21,460	$ 21,460
C000047983_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000047983_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047983_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,449
C000047983_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,892
C000047983_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,504
C000047983_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,395
C000047983_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,337
C000047983_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,995
C000047983_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,894
C000047983_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,617
C000047983_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,429
C000047983_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298
C000047983_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.43%
C000047983_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.34%
C000047983_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.49%
C000047983_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.27%
C000047983_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.13%
C000047983_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.88%
C000047983_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.07%
C000047983_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.50%
C000047983_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.94%
C000047980_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000047980_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,425
C000047980_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,820
C000047980_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,046
C000047980_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,218
C000047980_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,430
C000047980_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,866
C000047980_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,303
C000047980_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,257
C000047980_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,488
C000047980_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,979
C000047980_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,926	$ 24,926	24,926	$ 24,926	$ 24,926
C000047980_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000047980_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047980_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,034
C000047980_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,446
C000047980_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,355
C000047980_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,603
C000047980_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,270
C000047980_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,251
C000047980_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,490
C000047980_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,506
C000047980_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,006
C000047980_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,460	21,460	21,460	21,460	$ 21,460
C000047980_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000047980_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000047980_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,449
C000047980_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,892
C000047980_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,504
C000047980_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,395
C000047980_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,337
C000047980_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,995
C000047980_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,894
C000047980_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,617
C000047980_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,429
C000047980_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298
C000047980_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.67%
C000047980_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.12%
C000047980_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.56%
C000047980_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.65%
C000047980_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.45%
C000047980_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.21%
C000047980_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.07%
C000047980_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.50%
C000047980_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.94%
C000014854_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Stock Selector Small Cap Fund
C000014854_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014854_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,446
C000014854_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,714
C000014854_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,071
C000014854_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,337
C000014854_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,924
C000014854_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,435
C000014854_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								24,096
C000014854_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,065
C000014854_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,568
C000014854_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 27,204	$ 27,204	27,204	$ 27,204	$ 27,204
C000014854_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000014854_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014854_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,034
C000014854_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,446
C000014854_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,355
C000014854_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,603
C000014854_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,270
C000014854_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,251
C000014854_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,490
C000014854_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,506
C000014854_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,006
C000014854_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,460	21,460	21,460	21,460	$ 21,460
C000014854_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000014854_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000014854_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,449
C000014854_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,892
C000014854_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,504
C000014854_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 14,395
C000014854_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 16,337
C000014854_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 17,995
C000014854_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 25,894
C000014854_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 21,617
C000014854_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 23,429
C000014854_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	$ 32,298	$ 32,298	$ 32,298
C000014854_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	39.03%
C000014854_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.76%
C000014854_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.53%
C000014854_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.07%
C000014854_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.50%
C000014854_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.94%